INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

10. Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled. The Company is subject to taxation in the US and Canada. The following table provides a breakdown of net loss between domestic and foreign jurisdictions for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Net loss - domestic	$(10,997,929)	$(5,845,053)
Net loss foreign	-	-
Total	$(10,997,929)	$(5,845,053)

The 2017 Tax Act created a new requirement that, for the periods beginning after January 1, 2018, certain income (referred to as global intangible low taxed income or “GILTI”) earned by foreign subsidiaries in excess of a deemed return on tangible assets of foreign corporations must be included in U.S. taxable income. The GILTI income is eligible for a deduction, which lowers the effective tax rate to 10.5% for calendar years 2018 through 2025 and 13.125% after 2025. Under U.S. GAAP, companies are allowed to make an accounting policy election to either (i) account for GILTI as a component of tax expense in the period in which a company is subject to the rules - the period cost method, or (ii) account for GILTI in a company’s measurement of deferred taxes - the deferred method. The Company elected to account for GILTI in the period the tax is incurred. The Company did not generate any GILTI during the year ended December 31, 2021.

As of December 31, 2021, and 2020, the Company has net operating loss carry forwards of $41,706,000 and $30,971,000, respectively. The net operating loss carryforwards are expected to expire at various times through 2041. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes for fiscal year 2021 and 2020), as follows:

	December 31, 2021	December 31, 2020
Tax expense (benefit) at the statutory rate	$(2,309,565)	$(1,227,461)
Non-deductible items	620,855	384,991
Deferred true-ups	(119,782)	124,206
Change in valuation allowance	(2,309,565)	718,264
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2021 and 2020 remain open to examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2021 and 2020, are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforward	$8,758,337	$6,504,000
Lease liability	277,142	277,000
Deferred tax assets before valuation allowance	9,035,479	6,781,000
Less: deferred tax asset valuation allowance	(5,093,324)	(3,284,382)
Total deferred tax asset after valuation allowance	3,942,155	3,496,618
Deferred tax liabilities:
Intangible assets	(3,665,013)	(3,219,618)
Fixed assets	(277,142)	(277,000)
Total deferred tax liabilities	3,942,155	3,496,618
Total net deferred tax asset (liability)	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2021 and 2020 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $5,093,000 and $3,284,000 as of December 31, 2021 and 2020, respectively. The Company is evaluating the foreign reporting requirements as it relates to revenue from foreign sources and has determined that any accrual would not be material.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The Company does not expect that the NOL carryback provision of the CARES Act would result in a material cash benefit to them.

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021